MassMutual
                                                         Participation Investors

                                                                  Report for the
                                            Nine Months Ended September 30, 2010























                                                                            LOGO

ADVISER
Babson Capital Management LLC *
1500 Main Street, P.O. Box 15189
Springfield, Massachusetts 01115-5189

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Boston, Massachusetts 02110

COUNSEL TO THE TRUST
Ropes & Gray LLP
Boston, Massachusetts 02110

CUSTODIAN
Citibank, N.A.
New York, New York 10043

TRANSFER AGENT & REGISTRAR
Shareholder Financial Services, Inc.*
P.O. Box 173673
Denver, Colorado 80217-3673
1-800-647-7374

INTERNET WEBSITE
www.babsoncapital.com/mpv
             MassMutual Participation Investors
             c/o Babson Capital Management LLC
LOGO         1500 Main Street, Suite 2200
             Springfield, Massachusetts 01115
             (413) 226-1516

* Member of the MassMutual Financial Group

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICY
MassMutual Participation Investors (the "Trust") is a closed-end management investment company, first offered to the public in 1988, whose shares are traded on the New York Stock Exchange under the trading symbol "MPV". The Trust's share price can be found in the financial section of most newspapers as "MassPrt" or "MassMuPrt" under either the New York Stock Exchange listings or Closed-End Fund Listings.

The Trust's investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust's principal investments are privately placed, below-investment grade, long-term debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as common stock, warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

Babson Capital Management LLC ("Babson Capital") manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders in January, May, August, and November. All registered shareholders are automatically enrolled in the Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

FORM N-Q
The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC's website at http:// www.sec.gov; and (ii) at the SEC's Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

PROXY VOTING POLICIES & PROCEDURES; PROXY VOTING RECORD
The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capital's proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust's website: http://www.babsoncapital.com/mpv; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended
June 30 is available (1) on the Trust's website: http://www.babsoncapital. com/mpv; and (2) on the SEC's website at http://www.sec.gov.


                                                                          MPV
                                                                          LISTED
                                                                          NYSE
                                                     THE NEW YORK STOCK EXCHANGE

TO OUR SHAREHOLDERS                           MassMutual Participation Investors

October 31, 2010
We are pleased to present the September 30, 2010 Quarterly Report of MassMutual Participation Investors (the "Trust"). The Board of Trustees declared a quarterly dividend of 25 cents per share, payable on November 12, 2010 to shareholders of record on November 1, 2010. The Trust paid a 25 cent per share dividend for the preceding quarter. The Trust earned 25 cents per share of net investment income for the third quarter of 2010, compared to 24 cents per share in the previous quarter.

During the third quarter, the net assets of the Trust increased to $120,460,047 or $12.00 per share compared to $114,929,455 or $11.47 per share on June 30, 2010. This translates into a 6.9% total return for the quarter, based on the change in the Trust's net assets assuming the reinvestment of all dividends. Longer term, the Trust returned 16.9%, 5.7%, 10.2%, and 11.8% for the 1-, 3-, 5-, and 10-year time periods, respectively, based on the change in the Trust's net assets assuming the reinvestment of all dividends.

The Trust's share price increased 7.1% during the quarter, from $12.91 per share as of June 30, 2010 to $13.83 per share as of September 30, 2010. The Trust's market price of $13.83 per share equates to a 15.3% premium over the September 30, 2010 net asset value per share of $12.00. The Trust's average quarter-end premium for the 3, 5 and 10- year periods was 1.54%, 5.92% and 7.88%, respectively. U.S. equity markets, as approximated by the Russell 2000 Index, increased 11.3% for the quarter. U.S. fixed income markets, as approximated by the Barclays Capital U.S. Corporate High Yield Index, increased 6.7% for the quarter.

The Trust closed four new private placement investments and two "follow-on" investments in existing portfolio companies during the third quarter. The four new investments were in Associated Diversified Services, Barcodes Group, Inc., F F C Holding Corporation and MBWS Ultimate Holdco, Inc., while the two follow-on investments were in Northwest Mailing Services, Inc. and Pacific Consolidated Holdings LLC. A brief description of these investments can be found in the Consolidated Schedule of Investments. The total amount invested by the Trust in these six transactions was $3,808,000.

As evidenced by the increased level of new investment activity, our deal flow during the third quarter was very robust, and has remained so as we moved into the fourth quarter. A variety of factors, including upcoming possible tax law changes, renewed vigor from private equity buyers after 12-18 months of limited activity, and the presence of cash-rich strategic buyers, have contributed to the high level of transaction volume. Of course, without an adequate supply of debt and equity capital, strong deal flow does not translate into new investments. Fortunately, there currently is a plentiful supply of equity capital. The availability of debt capital, particularly senior debt, has continued to improve and is adequate to meet the needs of the market. As a result, we currently are very busy processing new transactions and expect that our efforts will result in a number of attractive new investments for the Trust in the fourth quarter of 2010. Barring any external shocks, we expect our investment activity to remain strong into 2011. Leverage multiples continued to increase during the quarter, but not to what we would view as excessive levels. Pricing and return expectations for new investments were stable during the quarter, and remain relatively favorable in our view. All in all, conditions are favorable for new investment activity.

The condition of our existing portfolio continued to improve in the third quarter. Sales and earnings for most of our portfolio companies have trended upward so far in 2010, after showing a deteriorating trend for all of 2009. It continues to be particularly refreshing to see some of our companies which had underperformed expectations begin to show improved results. Patience and, in certain cases, additional equity support from the equity sponsor group sometimes coupled with the deferral of interest on our debt obligations, has proven to be the right approach to helping these companies rebound. We had several more instances during the quarter in which companies which had stopped paying

                                                                     (Continued)
--------------------------------------------------------------------------------
cash interest on our debt obligations resumed payment due to their improved operating results and liquidity position. Realization activity, which generally correlates highly with improved performance, also remained strong during the quarter. There were three companies in the Trust's portfolio, Diversco, Inc., K-Tek Holding Corporation, and Waggin' Train Holdings LLC, which were successfully sold during the quarter. One additional company, PAS Holdco LLC, was also sold for a nice gain in the first week of October. There continues to be a significant number of portfolio companies that are in various stages of a sale process and we are hopeful that many of these will turn into successful realizations in the upcoming quarters.

Certainly market conditions are constantly changing. As I have stated in prior quarters though, we will not waver in our approach to investing - we will continue to maintain the same discipline and investment philosophy that has served the Trust's shareholders well for so many years. Thank you for your continued interest in and support of MassMutual Participation Investors.

Sincerely,

/s/ Michael L. Klofas

Michael L. Klofas
President


                     PORTFOLIO COMPOSITION AS OF 9/30/10 *

                            [PIE CHART APPEARS HERE]

PRIVATE / RESTRICTED                    PUBLIC EQUITY
EQUITY                                  0.4%
12.4%

CASH & SHORT TERM                       PRIVATE / 144A HIGH
INVESTMENTS                             YIELD DEBT
3.5%                                    69.5%

PUBLIC HIGH YIELD
DEBT
14.2%



* Based on market value of total investments (including cash)
Cautionary Notice: Certain statements contained in this report may be "forward looking" statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date on which they are made and which reflect management's current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust's trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Trust's current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.

--------------------------------------------------------------------------------
2

CONSOLIDATED STATEMENT OF                     MassMutual Participation Investors
ASSETS AND LIABILITIES
SEPTEMBER 30, 2010
(UNAUDITED)

ASSETS:
Investments
   (See Consolidated Schedule of Investments)
  Corporate restricted securities at fair value
   (Cost - $115,205,680)                                        $ 103,182,218
  Corporate restricted securities at market value
   (Cost - $3,352,463)                                              3,499,457
  Corporate public securities at market value
   (Cost - $19,007,782)                                            19,036,105
                                                                -------------
                                                                  125,717,780
Cash                                                                4,543,267
Interest receivable                                                 3,163,774
Receivable for investments sold                                        49,542
Other assets                                                            6,269
                                                                -------------

   TOTAL ASSETS                                                   133,480,632
                                                                -------------
LIABILITIES:
Investment advisory fee payable                                       271,035
Note payable                                                       12,000,000
Interest payable                                                      262,933
Accrued taxes payable                                                 331,168
Accrued expenses                                                      136,058
Other payables                                                         19,391
                                                                -------------
   TOTAL LIABILITIES                                               13,020,585
                                                                -------------
   TOTAL NET ASSETS                                             $ 120,460,047
                                                                =============
NET ASSETS:
Common shares, par value $.01 per share; an unlimited
  number authorized                                             $     100,346
Additional paid-in capital                                         93,724,310
Retained net realized gain on investments, prior years             32,871,737
Undistributed net investment income                                 3,585,421
Accumulated net realized gain on investments                        2,026,378
Net unrealized depreciation of investments                        (11,848,145)
                                                                -------------
   TOTAL NET ASSETS                                             $ 120,460,047
                                                                =============
COMMON SHARES ISSUED AND OUTSTANDING                               10,034,604
                                                                =============
NET ASSET VALUE PER SHARE                                       $       12.00
                                                                =============

See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2010
(UNAUDITED)

INVESTMENT INCOME:
Interest                                                          $   8,904,831
Dividends                                                                79,087
Other                                                                    36,734
                                                                  -------------
   TOTAL INVESTMENT INCOME                                            9,020,652
                                                                  -------------
EXPENSES:
Investment advisory fees                                                781,559
Interest                                                                522,000
Trustees' fees and expenses                                             149,152
Professional fees                                                       103,500
Reports to shareholders                                                  83,000
Custodian fees                                                           18,000
Transfer agent/registrar's expenses                                      13,500
Other                                                                    31,759
                                                                  -------------
   TOTAL EXPENSES                                                     1,702,470
                                                                  -------------
INVESTMENT INCOME - NET                                               7,318,182
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments before taxes                         2,092,662
Income tax expense                                                     (333,717)
                                                                  -------------
 Net realized gain on investments after taxes                         1,758,945
Net change in unrealized depreciation of investments before taxes     6,753,151
Net change in deferred income tax expense                                84,963
                                                                  -------------
 Net change in unrealized depreciation of investments after taxes     6,838,114
                                                                  -------------
   NET GAIN ON INVESTMENTS                                            8,579,059
                                                                  -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  15,915,241
                                                                  =============


See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------
4

CONSOLIDATED STATEMENT OF CASH FLOWS          MassMutual Participation Investors
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2010
(UNAUDITED)

NET INCREASE IN CASH:
Cash flows from operating activities:
  Purchases/Proceeds/Maturities from short-term portfolio
    securities, net                                              $   7,529,400
  Purchases of portfolio securities                                (20,506,031)
  Proceeds from disposition of portfolio securities                 15,642,979
  Interest, dividends and other income received                      7,066,351
  Interest expense paid                                               (348,000)
  Operating expenses paid                                           (1,207,746)
  Income taxes paid                                                    (38,549)
                                                                 -------------
    NET CASH PROVIDED BY OPERATING ACTIVITIES                        8,138,404
                                                                 -------------
Cash flows from financing activities:
  Cash dividends paid from net investment income                    (7,500,695)
  Receipts for shares issued on reinvestment of dividends              624,316
                                                                 -------------
    NET CASH USED FOR FINANCING ACTIVITIES                          (6,876,379)
                                                                 -------------

NET INCREASE IN CASH                                                 1,262,025
Cash - beginning of year                                             3,281,242
                                                                 -------------
CASH - END OF PERIOD                                             $   4,543,267
                                                                 =============

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
CASH PROVIDED BY OPERATING ACTIVITIES:

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $  15,915,241
                                                                 -------------
  Increase in investments                                           (6,475,719)
  Increase in interest receivable                                   (1,641,579)
  Increase in receivable for investments sold                           (3,929)
  Increase in other assets                                              (6,269)
  Increase in investment advisory fee payable                           26,698
  Increase in interest payable                                         174,000
  Decrease in accrued expenses                                         (21,514)
  Increase in accrued taxes payable                                    210,205
  Decrease in other payables                                           (38,730)
                                                                 -------------
    TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                 (7,776,837)
                                                                 -------------
    NET CASH PROVIDED BY OPERATING ACTIVITIES                    $   8,138,404
                                                                 =============


See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                                                                  For the nine
                                                                  months ended      For the
                                                                    09/30/10      year ended
                                                                  (Unaudited)      12/31/09
                                                                 -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:

Operations:
  Investment income - net                                        $   7,318,182   $   9,375,528
  Net realized gain on investments                                   1,758,945       1,012,575
  Net change in unrealized depreciation of investments               6,838,114      (2,299,878)
                                                                 -------------   -------------
  Net increase in net assets resulting from operations              15,915,241       8,088,225

Increase from common shares issued on reinvestment of dividends
  Common shares issued (2010 - 51,365; 2009 - 55,996)                  624,316         616,488
Dividends to shareholders from:
  Net investment income (2010 - $0.50 per share; 2009 -
    $1.00 per share)                                                (5,004,885)     (9,955,268)
                                                                 -------------   -------------

  TOTAL INCREASE (DECREASE) IN NET ASSETS                           11,534,672      (1,250,555)

NET ASSETS, BEGINNING OF YEAR                                      108,925,375     110,175,930
                                                                 -------------   -------------
NET ASSETS, END OF PERIOD/YEAR (including undistributed net
  investment income of $3,585,421 and $1,272,124,
  respectively)                                                  $ 120,460,047   $ 108,925,375
                                                                 =============   =============

See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------
6

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS    MassMutual Participation Investors
SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING:

                                             For the
                                           nine months
                                              ended                        For the years ended December 31,
                                            09/30/2010    -----------------------------------------------------------------
                                           (Unaudited)       2009          2008          2007          2006          2005
                                            ---------     ---------     ---------     ---------     ---------     ---------
Net asset value:
  Beginning of year                         $   10.91     $   11.10     $   12.84     $   12.90     $   12.21     $   11.13
                                            ---------     ---------     ---------     ---------     ---------     ---------
Net investment income (a)                        0.73          0.94          1.08          1.23          1.10          0.99

Net realized and unrealized
  gain (loss) on investments                     0.86         (0.13)        (1.82)        (0.05)         0.77          1.09(b)
                                            ---------     ---------     ---------     ---------     ---------     ---------
Total from investment operations                 1.59          0.81         (0.74)         1.18          1.87          2.08
                                            ---------     ---------     ---------     ---------     ---------     ---------
Dividends from net investment
  income to common shareholders                 (0.50)        (1.00)        (1.00)        (1.23)        (1.18)        (1.01)

Dividends from net realized gain
  on investments to common shareholders           --            --            --          (0.02)        (0.01)          --

Increase from dividends reinvested               0.00(c)       0.00(c)       0.00(c)       0.01          0.01          0.01
                                            ---------     ---------     ---------     ---------     ---------     ---------
Total dividends                                 (0.50)        (1.00)        (1.00)        (1.24)        (1.18)        (1.00)
                                            ---------     ---------     ---------     ---------     ---------     ---------
Net asset value: End of period/year         $   12.00     $   10.91     $   11.10     $   12.84     $   12.90     $   12.21
                                            ---------     ---------     ---------     ---------     ---------     ---------
Per share market value:
  End of period/year                        $   13.83     $   12.20     $    9.05     $   13.18     $   14.70     $   14.05
                                            =========     =========     =========     =========     =========     =========
Total investment return
  Net asset value (d)                           14.95%         7.60%        (6.01%)        9.95%        18.64%        22.51%
  Market value                                  13.36%        40.86%       (25.36%)       (1.30%)       16.81%        17.25%

Net assets (in millions):
  End of period/year                        $  120.46     $  108.93     $  110.18     $  126.63     $  126.52     $  119.02

Ratio of operating expenses
  to average net assets                          1.40%(e)      1.41%         1.33%         1.36%         1.17%         1.45%

Ratio of interest expense
  to average net assets                          0.62%(e)      0.63%         0.58%         0.56%         0.57%         0.80%

Ratio of income tax expense
  to average net assets (f)                      0.40%(e)      0.00%         0.00%         0.48%         2.68%         2.83%

Ratio of total expenses before custodian fee
  reduction to average net assets (f)            2.42%(e)      2.04%         1.91%         2.40%         4.46%         5.12%

Ratio of net expenses after custodian fee
  reduction to average net assets (f)            2.42%(e)      2.04%         1.91%         2.40%         4.42%         5.08%

Ratio of net investment income
  to average net assets                          8.67%(e)      8.55%         8.74%         9.32%         8.43%         8.45%

Portfolio turnover                                 13%           23%           32%           33%           34%           32%


(a) Calculated using average shares.
(b) Amount includes $0.10 per share in litigation proceeds.
(c) Rounds to less than $0.01 per share.
(d) Net asset value return represents portfolio returns based on change in the Trust's net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust's market value due to the difference between the Trust's net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.
(e) Annualized
(f) As additional information, this ratio is included to reflect the taxes paid on retained long-term gains. These taxes paid are netted against realized capital gains in the Statement of Operations. The taxes paid are treated as deemed distributions and a credit for the taxes paid is passed on to shareholders.

Senior borrowings:
Total principal amount (in millions)        $      12     $      12     $      12     $      12     $      12     $      12

Asset coverage per $1,000
  of indebtedness                           $  11,038     $  10,077     $  10,181     $  11,552     $  11,543     $  10,918


See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES - 88.56%:(A)                      Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
PRIVATE PLACEMENT INVESTMENTS - 85.66%

A E COMPANY, INC.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
11% Senior Secured Note due 2015                                 $    807,692                *     $    791,538     $    831,652
13% Senior Subordinated Note due 2016                            $    807,693         11/10/09          722,973          839,017
Common Stock (B)                                                 184,615 shs.         11/10/09          184,615          175,384
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                              92,308 shs.         11/10/09           68,566              923
                                                                                                   ------------     ------------
* 11/10/09 and 11/18/09.                                                                              1,767,692        1,846,976
                                                                                                   ------------     ------------
A H C HOLDING COMPANY, INC.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015                            $  1,342,450         11/21/07        1,315,376        1,355,875
Limited Partnership Interest (B)                                  12.26% int.         11/21/07          119,009          211,457
                                                                                                   ------------     ------------
                                                                                                      1,434,385        1,567,332
                                                                                                   ------------     ------------
A S A P INDUSTRIES LLC
A designer and manufacturer of components used on oil and natural gas wells.
12.5% Senior Subordinated Note due 2015                          $    450,500         12/31/08          391,316          459,510
Limited Liability Company Unit Class A-2 (B)                         677 uts.         12/31/08           74,333          114,819
Limited Liability Company Unit Class A-3 (B)                         608 uts.         12/31/08           66,899          103,338
                                                                                                   ------------     ------------
                                                                                                        532,548          677,667
                                                                                                   ------------     ------------
A S C GROUP, INC.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
12.75% Senior Subordinated Note due 2016                         $  1,227,273         10/09/09        1,051,875        1,264,091
Limited Liability Company Unit Class A (B)                         1,249 uts.         10/09/09          122,727          116,595
Limited Liability Company Unit Class B (B)                         1,473 uts.         10/09/09          144,716               15
                                                                                                   ------------     ------------
                                                                                                      1,319,318        1,380,701
                                                                                                   ------------     ------------
A W X HOLDINGS CORPORATION
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014 (D)                      $    420,000         05/15/08          411,600          315,000
13% Senior Subordinated Note due 2015 (D)                        $    420,000         05/15/08          375,946             --
Common Stock (B)                                                  60,000 shs.         05/15/08           60,000             --
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              21,099 shs.         05/15/08           35,654             --
                                                                                                   ------------     ------------
                                                                                                        883,200          315,000
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
8

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
ADVANCED TECHNOLOGIES HOLDINGS
A provider of factory maintenance services to industrial companies.
15% Senior Subordinated Note due 2013                            $  1,172,906         12/27/07     $  1,150,436     $  1,184,635
Preferred Stock (B)                                                  546 shs.         12/27/07          270,000          271,516
                                                                                                   ------------     ------------
                                                                                                      1,420,436        1,456,151
                                                                                                   ------------     ------------
AERO HOLDINGS, INC.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014                          $    930,000         03/09/07          916,050          930,000
14% Senior Subordinated Note due 2015                            $    720,000         03/09/07          663,647          720,000
Common Stock (B)                                                 150,000 shs.         03/09/07          150,000          256,500
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              37,780 shs.         03/09/07           63,730           64,604
                                                                                                   ------------     ------------
                                                                                                      1,793,427        1,971,104
                                                                                                   ------------     ------------
ALL CURRENT HOLDING COMPANY
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015                            $    603,697         09/26/08          557,538          609,734
Common Stock (B)                                                     713 shs.         09/26/08           71,303           54,627
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 507 shs.         09/26/08           46,584           38,844
                                                                                                   ------------     ------------
                                                                                                        675,425          703,205
                                                                                                   ------------     ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013                            $  1,687,503                *        1,606,040        1,687,503
Preferred Class A Unit (B)                                         1,706 uts.               **          170,600          286,167
Preferred Class B Unit (B)                                           808 uts.         06/09/08           80,789          115,493
Common Class B Unit (B)                                           16,100 uts.         01/22/04                1           51,245
Common Class D Unit (B)                                            3,690 uts.         09/12/06             --             11,745
                                                                                                   ------------     ------------
* 01/22/04 and 06/09/08. ** 01/22/04 and 09/12/06.                                                    1,857,430        2,152,153
                                                                                                   ------------     ------------
APEX ANALYTIX HOLDING CORPORATION
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2016                          $  1,012,500         04/28/09          861,372        1,032,750
Preferred Stock Series B (B)                                       1,623 shs.         04/28/09          162,269          254,727
Common Stock (B)                                                     723 shs.         04/28/09              723          113,528
                                                                                                   ------------     ------------
                                                                                                      1,024,364        1,401,005
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               9

September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2012                            $    984,209         05/18/05     $    882,714     $    836,577
Preferred Stock (B)                                                   33 shs.         10/16/09           33,224           16,610
Common Stock (B)                                                     263 shs.         05/18/05          263,298             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                  69 shs.         05/18/05           59,362             --
                                                                                                   ------------     ------------
                                                                                                      1,238,598          853,187
                                                                                                   ------------     ------------
ASSOCIATED DIVERSIFIED SERVICES
A provider of routine maintenance and repair services primarily to electric utility companies predominantly on electric power distribution lines.
10% Senior Secured Term Note due 2016 (C)                        $    323,700         09/30/10          323,700          331,509
13% Senior Subordinated Note due 2017                            $    296,180         09/30/10          296,180          328,435
Limited Liability Company Unit Class B (B)                        36,000 uts.         09/30/10           36,000           34,200
Limited Liability Company Unit Class B OID (B)                    27,520 uts.         09/30/10           27,520              275
                                                                                                   ------------     ------------
                                                                                                        683,400          694,419
                                                                                                   ------------     ------------
BARCODES GROUP, INC.
A distibutor and reseller of automatic identification and data capture equipment, including mobile computers, scanners, point-of-sale systems, labels, and accessories.
13.5% Senior Subordinated Note due 2016                          $    638,651         07/27/10          606,420          654,020
Preferred Stock (B)                                                   13 shs.         07/27/10          131,496          124,925
Common Stock Class A (B)                                              44 shs.         07/27/10              437              415
Warrant, exercisable until 2020, to purchase
  common stock at $.01 per share (B)                                   8 shs.         07/27/10               76             --
                                                                                                   ------------     ------------
                                                                                                        738,429          779,360
                                                                                                   ------------     ------------
BRAVO SPORTS HOLDING CORPORATION
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014                          $  1,207,902         06/30/06        1,154,442        1,207,902
Preferred Stock Class A (B)                                          465 shs.         06/30/06          141,946           84,428
Common Stock (B)                                                        1 sh.         06/30/06              152             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                 164 shs.         06/30/06           48,760           29,671
                                                                                                   ------------     ------------
                                                                                                      1,345,300        1,322,001
                                                                                                   ------------     ------------
C D N T, INC.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014                          $    377,112         08/07/08          373,019          359,355
12.5% Senior Subordinated Note due 2015                          $    429,070         08/07/08          395,705          390,249
Common Stock (B)                                                  41,860 shs.         08/07/08           41,860           19,281
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                              32,914 shs.         08/07/08           32,965           15,160
                                                                                                   ------------     ------------
                                                                                                        843,549          784,045
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
10

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)                                                      55 shs.                *     $        252     $    587,055
*12/30/97 and 05/29/99.                                                                            ------------     ------------


CLOUGH, HARBOUR AND ASSOCIATES
An engineering service firm that is located in Albany, NY.
12.25% Senior Subordinated Note due 2015                         $  1,270,588         12/02/08        1,177,994        1,296,000
Preferred Stock (B)                                                  147 shs.         12/02/08          146,594          145,508
                                                                                                   ------------     ------------
                                                                                                      1,324,588        1,441,508
                                                                                                   ------------     ------------
COEUR, INC.
A producer of proprietary, disposable power injection syringes.
12% Senior Subordinated Note due 2016                            $    642,857         10/10/08          581,786          655,714
Common Stock (B)                                                     321 shs.         10/10/08           32,143           20,321
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 495 shs.         10/10/08           48,214           31,263
                                                                                                   ------------     ------------
                                                                                                        662,143          707,298
                                                                                                   ------------     ------------
CONNECTICUT ELECTRIC, INC.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
10% Senior Subordinated Note due 2014 (D)                        $    771,051         01/12/07          719,275          385,526
Limited Liability Company Unit Class A (B)                        82,613 uts.         01/12/07           82,613             --
Limited Liability Company Unit Class C (B)                        59,756 uts.         01/12/07           59,756             --
Limited Liability Company Unit Class D (B)                       671,525 uts.         05/03/10             --               --
Limited Liability Company Unit Class E (B)                         1,102 uts.         05/03/10             --               --
                                                                                                   ------------     ------------
                                                                                                        861,644          385,526
                                                                                                   ------------     ------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)                                     9,081 shs.         07/05/07          370,796          908,072
Preferred Stock Series C (B)                                       4,757 shs.         07/05/07          158,912          475,708
Common Stock (B)                                                     380 shs.         07/05/07                4              271
Limited Partnership Interest (B)                                   6.88% int.                *          103,135             --
                                                                                                   ------------     ------------
*08/12/04 and 01/14/05.                                                                                 632,847        1,384,051
                                                                                                   ------------     ------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
12% Senior Subordinated Note due 2013                            $  1,350,000         08/04/05        1,311,683        1,350,000
Warrant, exercisable until 2013, to purchase
  common stock at $.001 per share (B)                                 10 shs.         08/04/05           72,617          127,518
                                                                                                   ------------     ------------
                                                                                                      1,384,300        1,477,518
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              11

September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
CRANE RENTAL CORPORATION
A crane rental company.
13% Senior Subordinated Note due 2015                            $  1,215,000         08/21/08     $  1,109,821     $  1,212,223
Common Stock (B)                                                 135,000 shs.         08/21/08          135,000             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                              72,037 shs.         08/21/08          103,143             --
                                                                                                   ------------     ------------
                                                                                                      1,347,964        1,212,223
                                                                                                   ------------     ------------
CUSTOM ENGINEERED WHEELS, INC.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
12.5% Senior Subordinated Note due 2016                          $  1,155,288         10/27/09        1,002,074        1,189,947
Preferred Stock PIK (B)                                              156 shs.         10/27/09          156,468          148,647
Preferred Stock Series A (B)                                         114 shs.         10/27/09          104,374                1
Common Stock (B)                                                      38 shs.         10/27/09           38,244           36,328
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  28 shs.         10/27/09           25,735             --
                                                                                                   ------------     ------------
                                                                                                      1,326,895        1,374,923
                                                                                                   ------------     ------------
DAVIS-STANDARD LLC
A manufacturer, assembler, and installer of a broad range of capital equipment that is used in the extrusion, conversion, and processing of plastic materials.
12% Senior Subordinated Note due 2014                            $    978,261         10/30/06          932,143          964,791
Limited Partnership Interest (B)                                   0.97% int.         10/30/06          371,739          402,833
Warrant, exercisable until 2014, to purchase
  preferred stock at $.01 per share (B)                               26 shs.         10/30/06           26,380           38,074
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  18 shs.         10/30/06           18,000           13,028
                                                                                                   ------------     ------------
                                                                                                      1,348,262        1,418,726
                                                                                                   ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance services and temporary production labor to industrial customers.
Membership Interests of MM/Lincap
  Diversco Investments Ltd. LLC (B)                               13.57% int.         08/27/98          366,495             --
Warrants, exercisable until 2011, to purchase common
  stock of DHI Holdings, Inc. at $.01 per share (B)                6,676 shs.                *          201,655          236,518
                                                                                                   ------------     ------------
*10/24/96 and 08/28/98.                                                                                 568,150          236,518
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
12

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
DUNCAN SYSTEMS, INC.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013                            $    231,429         11/01/06     $    227,957     $    236,797
13% Senior Subordinated Note due 2014                            $    488,572         11/01/06          451,010          488,572
Common Stock (B)                                                 102,857 shs.         11/01/06          102,857           89,494
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              32,294 shs.         11/01/06           44,663           28,099
                                                                                                   ------------     ------------
                                                                                                        826,487          842,962
                                                                                                   ------------     ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
Common Stock (B)                                                   3,656 shs.                *          365,600          641,230
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                               1,077 shs.         10/30/03           98,719          188,828
                                                                                                   ------------     ------------
*10/30/03 and 01/02/04.                                                                                 464,319          830,058
                                                                                                   ------------     ------------
E S P HOLDCO, INC.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015                            $  1,241,169         01/08/08        1,217,802        1,228,175
Common Stock (B)                                                     349 shs.         01/08/08          174,701           56,045
                                                                                                   ------------     ------------
                                                                                                      1,392,503        1,284,220
                                                                                                   ------------     ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  11 shs.         06/28/04           40,875           40,585
                                                                                                   ------------     ------------
EATEM HOLDING COMPANY
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018                          $    950,000         02/01/10          823,900          975,521
Common Stock (B)                                                      50 shs.         02/01/10           50,000           47,500
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 119 shs.         02/01/10          107,100                1
                                                                                                   ------------     ------------
                                                                                                        981,000        1,023,022
                                                                                                   ------------     ------------
F C X HOLDINGS CORPORATION
A distributor of specialty/technical valves, actuators, accessories, and process instrumentation supplying a number of industrial, high purity, and energy end markets in North America.
15% Senior Subordinated Note due 2015                            $  1,186,983         10/06/08        1,164,123        1,225,365
Preferred Stock (B)                                                2,298 shs.         10/06/08          229,804          112,579
Common Stock (B)                                                   1,625 shs.         10/06/08            1,625             --
                                                                                                   ------------     ------------
                                                                                                      1,395,552        1,337,944
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              13

September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
F F C HOLDING CORPORATION
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
16% Senior Subordinated Note due 2014                            $    829,268         09/27/10     $    812,683     $    827,903
Limited Liability Company Units Preferred (B)                        171 uts.         09/27/10          153,659          145,974
Limited Liability Company Units (B)                                  171 uts.         09/27/10           17,073           16,219
                                                                                                   ------------     ------------
                                                                                                        983,415          990,096
                                                                                                   ------------     ------------
F H S HOLDINGS LLC
A national provider of customized disease management services to large self-insured employers.
12% Senior Subordinated Note due 2014 (D)                        $  1,265,625         06/01/06        1,175,533             --
Limited Liability Company Units of Linden/FHS Holdings LLC (B)        84 uts.         06/01/06           84,368             --
Common Unit Class B (B)                                              734 uts.         06/01/06           64,779             --
                                                                                                   ------------     ------------
                                                                                                      1,324,680             --
                                                                                                   ------------     ------------
FLUTES, INC.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013 (D)                        $    524,791         04/13/06          516,919          262,396
14% Senior Subordinated Note due 2014 (D)                        $    317,177         04/13/06          283,220             --
                                                                                                   ------------     ------------
                                                                                                        800,139          262,396
                                                                                                   ------------     ------------
GOLDEN COUNTY FOODS HOLDING, INC.
A manufacturer of frozen appetizers and snacks.
16% Senior Subordinated Note due 2015                            $  1,012,500         11/01/07          914,607          961,875
16% PIK Note due 2015                                            $    250,259         12/31/08          211,238          237,746
8% Series A Convertible Preferred Stock, convertible into
  fully diluted common shares (B)                                 77,643 shs.         11/01/07           77,643            7,556
                                                                                                   ------------     ------------
                                                                                                      1,203,488        1,207,177
                                                                                                   ------------     ------------
H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2013 (D)                       $    362,700         10/15/09          271,181          272,025
Preferred Stock (B)                                                   21 shs.                *           21,428             --
Preferred Stock Series B (B)                                       1,088 shs.         10/15/09          813,544             --
Common Stock (B)                                                     180 shs.         02/10/06          180,000             --
Common Stock Class C (B)                                             296 shs.         10/15/09             --               --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  67 shs.         02/10/06           61,875             --
                                                                                                   ------------     ------------
* 09/18/07 and 06/27/08.                                                                              1,348,028          272,025
                                                                                                   ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in manufacturing and marketing entities.
Series A Preferred Units (B)                                       0.30% int.         07/21/94           91,867             --
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
14

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and wall decor products.
12.5% Senior Subordinated Note due 2012                          $  1,081,731                *     $  1,020,116     $  1,081,731
Common Stock (B)                                                      33 shs.                *           33,216           52,744
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                                 106 shs.                *          105,618          167,694
                                                                                                   ------------     ------------
* 06/30/04 and 08/19/04.                                                                              1,158,950        1,302,169
                                                                                                   ------------     ------------
HOSPITALITY MINTS HOLDING COMPANY
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016                            $  1,098,837         08/19/08        1,016,628        1,043,895
Common Stock (B)                                                     251 shs.         08/19/08          251,163           59,845
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  65 shs.         08/19/08           60,233           15,469
                                                                                                   ------------     ------------
                                                                                                      1,328,024        1,119,209
                                                                                                   ------------     ------------
INSURANCE CLAIMS MANAGEMENT, INC.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)                                                      37 shs.         02/27/07            1,100          140,272
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                  11 shs.         02/27/07              324           41,322
                                                                                                   ------------     ------------
                                                                                                          1,424          181,594
                                                                                                   ------------     ------------
INTERNATIONAL OFFSHORE SERVICES LLC
A leading provider of marine transportation services, platform decomissioning, and salvage services to oil and gas producers in the shallow waters of the Gulf of Mexico.
14.25% Senior Subordinated Secured Note due 2017                 $  1,350,000         07/07/09        1,217,417        1,360,394
Limited Liability Company Unit (B)                                 1,647 uts.         07/07/09           98,833             --
                                                                                                   ------------     ------------
                                                                                                      1,316,250        1,360,394
                                                                                                   ------------     ------------
JASON, INC.
A diversified manufacturing company serving various industrial markets.
13% Senior Subordinated Note due 2010 (D)                        $    510,187         08/04/00          449,086           25,509
Limited Partnership Interest of
  Saw Mill Capital Fund II, L.P. (B)                               1.30% int.         08/03/00          469,308             --
                                                                                                   ------------     ------------
                                                                                                        918,394           25,509
                                                                                                   ------------     ------------
JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets and containers.
12% Senior Subordinated Note due 2011                            $    843,750         12/15/04          828,112          843,750
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 594 shs.         12/15/04           53,528          111,409
                                                                                                   ------------     ------------
                                                                                                        881,640          955,159
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              15

September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
K H O F HOLDINGS, INC.
A manufacturer of premium disposable tableware products serving both the foodservice and consumer channels.
Common Stock (B)                                                 116,827 shs.         10/15/07     $     71,515     $     99,511
                                                                                                   ------------     ------------
K N B HOLDINGS CORPORATION
A designer, manufacturer and marketer of products for the custom framing market.
15.5% Senior Subordinated Note due 2013 (D)                      $  1,595,057         05/25/06        1,398,385        1,515,304
Common Stock (B)                                                  71,053 shs.         05/25/06           71,053             --
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              43,600 shs.         05/25/06           37,871             --
                                                                                                   ------------     ------------
                                                                                                      1,507,309        1,515,304
                                                                                                   ------------     ------------
K P I HOLDINGS, INC.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
18% Senior Subordinated Note due 2014 (D)                        $  1,115,217         07/16/08        1,042,077        1,059,456
Convertible Preferred Stock Series C (B)                              29 shs.         06/30/09           29,348             --
Convertible Preferred Stock Series D (B)                              13 shs.         09/17/09           12,958             --
Common Stock (B)                                                     235 shs.         07/15/08          234,783             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 388 shs.                *           50,836             --
                                                                                                   ------------     ------------
* 07/16/08 and 09/17/09.                                                                              1,370,002        1,059,456
                                                                                                   ------------     ------------
K W P I HOLDINGS CORPORATION
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
18% Senior Subordinated Note due 2014 (D)                        $  1,555,404         03/14/07        1,415,638        1,244,323
Common Stock (B)                                                     123 shs.         03/13/07          123,000             --
Warrant, exercisable until 2019, to purchase
  preferred stock at $.01 per share (B)                               71 shs.         07/07/09             --               --
Warrant, exercisable until 2017, to purchase
  common stock at $.01 per share (B)                                  89 shs.         03/14/07           85,890             --
                                                                                                   ------------     ------------
                                                                                                      1,624,528        1,244,323
                                                                                                   ------------     ------------
L H D EUROPE HOLDINGS, INC.
A non-carbonated beverage dispensing company focused on the foodservice industry.
Common Stock (B)                                                      45 shs.         12/28/09            4,191           12,825
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
16

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
M V I HOLDING, INC.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
13% Senior Subordinated Note due 2016                            $    656,154         09/12/08     $    608,288     $    634,794
Common Stock (B)                                                      32 shs.         09/12/08           32,143             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  35 shs.         09/12/08           34,714             --
                                                                                                   ------------     ------------
                                                                                                        675,145          634,794
                                                                                                   ------------     ------------
MAIL COMMUNICATIONS GROUP, INC.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
12.5% Senior Subordinated Note due 2014                          $    516,177         05/04/07          483,072          516,177
Limited Liability Company Unit (B)                                12,763 uts.                *          166,481          170,202
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                               1,787 shs.         05/04/07           22,781           23,830
                                                                                                   ------------     ------------
* 05/04/07 and 01/02/08.                                                                                672,334          710,209
                                                                                                   ------------     ------------
MANHATTAN BEACHWEAR HOLDING COMPANY
A designer and distributor of women's swimwear.
12.5% Senior Subordinated Note due 2018                          $    882,353         01/15/10          775,154          900,000
Common Stock (B)                                                     118 shs.         01/15/10          117,647          111,768
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                                 104 shs.         01/15/10           94,579                1
                                                                                                   ------------     ------------
                                                                                                        987,380        1,011,769
                                                                                                   ------------     ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of wine bottles.
6.79% Senior Secured Tranche A Note due 2011 (C)                 $     81,741         09/03/04           81,741           81,741
12.5% Senior Secured Tranche B Note due 2011                     $    179,104         09/03/04          174,338          179,104
6.79% Senior Secured Revolver due 2011 (C)                       $     44,777         09/03/04           44,777           44,777
Limited Partnership Interest (B)                                   4.48% int.         09/03/04           33,582           11,979
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 243 shs.         09/03/04           22,556            8,655
                                                                                                   ------------     ------------
                                                                                                        356,994          326,256
                                                                                                   ------------     ------------
MBWS ULTIMATE HOLDCO, INC.
A provider of services throughout North Dakota that address the fluid management and related transportation needs of an oil well.
12% Senior Subordinated Note due 2016                            $    883,721         09/07/10          789,623          880,053
Preferred Stock Series A (B)                                       1,388 shs.         09/07/10          138,797          131,860
Common Stock (B)                                                     153 shs.         09/07/10           15,282           14,535
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 386 shs.         09/07/10           38,623                4
                                                                                                   ------------     ------------
                                                                                                        982,325        1,026,452
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              17

September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MEDSYSTEMS HOLDINGS LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015                            $    620,676         08/29/08     $    557,062     $    626,883
Preferred Unit (B)                                                    66 uts.         08/29/08           66,451           75,897
Common Unit Class A (B)                                              671 uts.         08/29/08              671             --
Common Unit Class B (B)                                              250 uts.         08/29/08           63,564             --
                                                                                                   ------------     ------------
                                                                                                        687,748          702,780
                                                                                                   ------------     ------------
MEGTEC HOLDINGS, INC.
A supplier of industrial and environmental products and services to a broad array of industries.
12% Senior Subordinated Note due 2016                            $  1,144,068         09/24/08        1,048,910        1,129,821
Preferred Stock (B)                                                   56 shs.         09/24/08           54,040             --
Limited Partnership Interest (B)                                   0.74% int.         09/16/08          205,932             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  18 shs.         09/24/08           18,237             --
                                                                                                   ------------     ------------
                                                                                                      1,327,119        1,129,821
                                                                                                   ------------     ------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013 (D)                        $  1,421,795                *        1,373,579        1,208,526
Common Stock (B)                                                     238 shs.                *          238,000             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  87 shs.                *           86,281             --
                                                                                                   ------------     ------------
* 08/12/05 and 09/11/06.                                                                              1,697,860        1,208,526
                                                                                                   ------------     ------------
MILWAUKEE GEAR COMPANY
A manufacturer of high-precision custom gears and gear drives used by original equipment manufacturers operating in a number of industries.
13% Senior Subordinated Note due 2014                            $  1,246,154         07/21/08        1,184,076        1,121,539
Preferred Stock (B)                                                  139 shs.         07/21/08          138,374             --
Common Stock (B)                                                       9 shs.         07/21/08           10,000             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                   6 shs.         07/21/08            5,510             --
                                                                                                   ------------     ------------
                                                                                                      1,337,960        1,121,539
                                                                                                   ------------     ------------
MOMENTUM HOLDING CO.
A designer and supplier of upholstery fabric to commercial furniture manufacturers and architectural and design firms.
Limited Partnership Interest (B)                                  11.24% int.         08/04/06           56,198          138,751
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                 586 shs.         08/04/06           56,705          144,632
                                                                                                   ------------     ------------
                                                                                                        112,903          283,383
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
18

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
14% Senior Subordinated Note due 2014 (D)                        $  1,350,000         07/25/08     $  1,279,360     $    675,000
14% PIK Note due 2014 (D)                                        $    419,713         07/25/08          342,435          209,856
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                  81 shs.         03/31/06           73,125             --
                                                                                                   ------------     ------------
                                                                                                      1,694,920          884,856
                                                                                                   ------------     ------------
NABCO, INC.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014 (D)                        $    330,882         02/24/06          304,577             --
Limited Liability Company Unit (B)                                   437 uts.                *          436,984             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  68 shs.         02/24/06           19,687             --
                                                                                                   ------------     ------------
* 02/24/06 and 06/22/07.                                                                                761,248             --
                                                                                                   ------------     ------------
NAVIS GLOBAL
A designer, manufacturer, seller and servicer of finishing machinery for the knit and woven segments of the global textile industry.
10.75% Senior Secured Note due 2011 (D)                          $    397,479         05/28/04          393,979          377,605
14% Senior Subordinated Note due 2014 (D)                        $    780,219         05/28/04          664,277          195,055
                                                                                                   ------------     ------------
                                                                                                      1,058,256          572,660
                                                                                                   ------------     ------------
NESCO HOLDINGS CORPORATION
A sales and leasing company that provides equipment to the electric utility, telecommunications, and various other industries.
12% Senior Secured Subordinated Note due 2015                    $  1,125,000         08/02/07          999,658        1,125,000
Common Stock (B)                                                 225,000 shs.         08/02/07          225,000          352,945
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              63,191 shs.         08/02/07          102,842           99,124
                                                                                                   ------------     ------------
                                                                                                      1,327,500        1,577,069
                                                                                                   ------------     ------------
NETSHAPE TECHNOLOGIES, INC.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 2014                            $    810,000         02/02/07          745,713          567,000
Limited Partnership Interest of
  Saw Mill PCG Partners LLC (B)                                    1.38% int.         02/01/07          539,990             --
Limited Liability Company Unit Class D of
  Saw Mill PCG Partners LLC (B)                                        8 uts.                *            8,147             --
Limited Liability Company Unit Class D-1 of
  Saw Mill PCG Partners LLC (B)                                       65 uts.         09/30/09           64,940             --
Preferred Stock Class A (B)                                             1 sh.         12/18/08              726             --
Preferred Stock Class A-1 (B)                                          6 shs.         09/30/09            5,635             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  48 shs.         02/02/07           48,087             --
                                                                                                   ------------     ------------
* 12/18/08 and 09/30/09.                                                                              1,413,238          567,000
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              19

September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
NORTHWEST MAILING SERVICES, INC.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016                            $  1,492,105                *     $  1,221,384     $  1,528,342
Limited Partnership Interest (B)                                   1,724 uts.                *          174,006           79,500
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                               2,605 shs.                *          260,479          119,007
                                                                                                   ------------     ------------
* 07/09/09 and 08/09/10.                                                                              1,655,869        1,726,849
                                                                                                   ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the automotive industry.
10% Senior Secured Note due 2012                                 $    464,286         01/28/02          464,286          441,072
15% Senior Subordinated Note due 2012 (D)                        $    285,714         01/28/02          270,653          271,428
Convertible Preferred Stock A (B)                                    571 shs.         01/28/02          549,507          254,740
Common Stock (B)                                                 178,571 shs.         01/28/02          178,571             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             138,928 shs.         01/28/02           92,597             --
                                                                                                   ------------     ------------
                                                                                                      1,555,614          967,240
                                                                                                   ------------     ------------
O E C HOLDING CORPORATION
A provider of elevator maintenance, repair and modernization services.
13% Senior Subordinated Note due 2017                            $    444,445         06/04/10          405,339          453,630
Preferred Stock Series A (B)                                         554 shs.         06/04/10           55,354           52,586
Preferred Stock Series B (B)                                         311 shs.         06/04/10           31,125                3
Common Stock (B)                                                     344 shs.         06/04/10              344              327
                                                                                                   ------------     ------------
                                                                                                        492,162          506,546
                                                                                                   ------------     ------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision automated process equipment for the medical device industry with a focus on defibrilators and stents.
10% Senior Secured Note due 2012                                 $     45,982         01/03/06           45,292           45,982
13% Senior Subordinated Note due 2013                            $    392,709         01/03/06          366,606          392,709
Common Stock (B)                                                 184,176 shs.         01/03/06          184,176          137,926
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              43,073 shs.         01/03/06           35,900           32,257
                                                                                                   ------------     ------------
                                                                                                        631,974          608,874
                                                                                                   ------------     ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and British Columbia.
12% Senior Subordinated Note due 2010 (D)                        $    511,000         08/07/98          511,000           76,650
12% Senior Subordinated Note due 2010 (D)                        $    244,154         02/09/00          213,313           36,623
                                                                                                   ------------     ------------
                                                                                                        724,313          113,273
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
20

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)                                 1,942 uts.         01/17/06     $    302,885     $    359,364
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 328 shs.         01/17/06           90,424           60,674
                                                                                                   ------------     ------------
                                                                                                        393,309          420,038
                                                                                                   ------------     ------------
P A S HOLDCO LLC
An independent provider of maintenance, repair and overhaul services to the aerospace gas turbine engine and airframe markets.
14% Senior Subordinated Note due 2014                            $  1,249,031         07/03/06        1,202,546        1,249,031
Preferred Unit (B)                                                   202 uts.         07/03/06          202,320          316,890
Preferred Unit (B)                                                    36 uts.         07/03/06           36,420           57,044
Common Unit Class I (B)                                               78 uts.         07/03/06             --            723,902
Common Unit Class L (B)                                               17 uts.         07/03/06             --            152,931
                                                                                                   ------------     ------------
                                                                                                      1,441,286        2,499,798
                                                                                                   ------------     ------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general industrial, medical, and food industries.
12% Senior Subordinated Note due 2013                            $  1,215,000         03/31/06        1,164,439        1,215,000
Preferred Stock (B)                                                   19 shs.         03/31/06          174,492          245,885
Common Stock (B)                                                      12 shs.         03/31/06           13,500          117,540
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                   7 shs.         03/31/06            5,888           68,395
                                                                                                   ------------     ------------
                                                                                                      1,358,319        1,646,820
                                                                                                   ------------     ------------
PACIFIC CONSOLIDATED HOLDINGS LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
14% Senior Subordinated Note due 2012                            $    719,041         04/27/07          683,387          668,962
5% Senior Subordinated Note due 2012                             $     42,187         07/21/10           42,187           42,352
Preferred Shares Series E (B)                                     42,187 shs.         07/21/10             --               --
Limited Liability Preferred Unit (B)                             928,962 uts.         04/27/07           33,477             --
                                                                                                   ------------     ------------
                                                                                                        759,051          711,314
                                                                                                   ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2011                            $  1,125,000         12/19/00        1,102,185        1,125,000
Membership Interests of MM/Lincap
  PPI Investments, Inc., LLC (B)                                   1.28% int.         12/21/00          140,625          139,772
                                                                                                   ------------     ------------
                                                                                                      1,242,810        1,264,772
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              21

September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
PEARLMAN ENTERPRISES, INC.
A developer and distributor of tools, equipment and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)                                       1,236 shs.         05/22/09     $     59,034     $       --
Preferred Stock Series B (B)                                       7,059 shs.         05/22/09          290,050             --
Common Stock (B)                                                  21,462 shs.         05/22/09          993,816             --
                                                                                                   ------------     ------------
                                                                                                      1,342,900             --
                                                                                                   ------------     ------------
POSTLE ALUMINUM COMPANY LLC
A manufacturer and distributor of aluminum extruded products.
15% Senior Subordinated Note due 2013                            $    817,979         06/03/10          801,797          819,790
3% Senior Subordinated PIK Note due 2014 (D)                     $  1,209,017         10/02/06        1,066,355        1,148,566
Limited Liability Company Unit Class A (B)                           733 uts.         10/02/06          270,000             --
Limited Liability Company Unit (B)                                    76 uts.         05/22/09              340             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                               4,550 shs.         10/02/06           65,988             --
                                                                                                   ------------     ------------
                                                                                                      2,204,480        1,968,356
                                                                                                   ------------     ------------
POWER SERVICES HOLDING COMPANY
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016                            $  1,255,814         02/11/08        1,161,192        1,224,224
Limited Partnership Interest (B)                                  12.55% int.         02/11/08           94,092           10,310
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 700 shs.         02/11/08           88,723           20,320
                                                                                                   ------------     ------------
                                                                                                      1,344,007        1,254,854
                                                                                                   ------------     ------------
PRECISION WIRE HOLDING COMPANY
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
14.25% Senior Subordinated Note due 2016                         $  1,368,089         11/12/09        1,229,892        1,405,946
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                                 109 shs.         11/12/09          107,970                1
                                                                                                   ------------     ------------
                                                                                                      1,337,862        1,405,947
                                                                                                   ------------     ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and chassis products.
13% Senior Subordinated Note due 2013                            $    922,612         05/28/04          846,452          922,612
Common Stock (B)                                                 187,500 shs.         05/28/04          187,500          256,480
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                             199,969 shs.         05/28/04          199,969          273,537
                                                                                                   ------------     ------------
                                                                                                      1,233,921        1,452,629
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
22

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
R A J MANUFACTURING HOLDINGS LLC
A designer and manufacturer of women's swimwear sold under a variety of licensed brand names.
14.5% Senior Subordinated Note due 2014                          $  1,384,011         12/15/06     $  1,278,986     $  1,314,811
Limited Liability Company Unit (B)                                 1,497 uts.         12/15/06          149,723           57,757
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                   2 shs.         12/15/06           69,609           27,255
                                                                                                   ------------     ------------
                                                                                                      1,498,318        1,399,823
                                                                                                   ------------     ------------
R E I DELAWARE HOLDING, INC.
An engineer and manufacturer of highly complex, close tolerance components, assemblies, tooling and custom automation equipment primarily for aerospace, medical and defense/radar markets.
12% Senior Subordinated Note due 2016                            $  1,350,000         01/18/08        1,306,541        1,358,372
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                   3 shs.         01/18/08           16,459            4,723
                                                                                                   ------------     ------------
                                                                                                      1,323,000        1,363,095
                                                                                                   ------------     ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2011                          $    562,500         11/14/03          549,493          561,522
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                  74 shs.         11/14/03           65,089           81,481
                                                                                                   ------------     ------------
                                                                                                        614,582          643,003
                                                                                                   ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the woodworking industry.
Class B Common Stock (B)                                             846 shs.         06/02/99          146,456          164,253
                                                                                                   ------------     ------------
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
12% Senior Subordinated Note due 2012                            $    814,655         09/10/04          789,537          814,655
Preferred Stock Series A (B)                                      35,038 shs.         05/28/10           35,038           33,288
Common Stock (B)                                                     324 shs.                *          340,378          438,115
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                  71 shs.         09/10/04           60,129           95,655
                                                                                                   ------------     ------------
* 09/10/04 and 10/05/07.                                                                              1,225,082        1,381,713
                                                                                                   ------------     ------------
SENCORE HOLDING COMPANY
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.
12.5% Senior Subordinated Note due 2014                          $    934,615         01/15/09          832,226          794,423
Common Stock (B)                                                      69 shs.         01/15/09           69,231             --
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                                 149 shs.         01/15/09          149,084             --
                                                                                                   ------------     ------------
                                                                                                      1,050,541          794,423
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              23

September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
SMART SOURCE HOLDINGS LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015                            $  1,176,924                *     $  1,088,065     $  1,161,640
Limited Liability Company Unit (B)                                   328 uts.                *          334,371          220,664
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  83 shs.                *           87,231           55,894
                                                                                                   ------------     ------------
* 08/31/07 and 03/06/08.                                                                              1,509,667        1,438,198
                                                                                                   ------------     ------------
SPARTAN FOODS HOLDING COMPANY
A manufacturer of branded pizza crusts and pancakes.
12.25% Senior Subordinated Note due 2017                         $  1,012,500         12/15/09          878,669        1,022,077
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 136 shs.         12/15/09          120,234                1
                                                                                                   ------------     ------------
                                                                                                        998,903        1,022,078
                                                                                                   ------------     ------------
SPECIALTY COMMODITIES, INC.
A distributor of specialty food ingredients.
13.25% Senior Subordinated Note due 2016                         $  1,220,311         10/23/08        1,150,470        1,244,717
Common Stock (B)                                                  15,882 shs.         10/23/08          158,824          113,054
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                               5,852 shs.         10/23/08           53,285           41,657
                                                                                                   ------------     ------------
                                                                                                      1,362,579        1,399,428
                                                                                                   ------------     ------------
STANTON CARPET HOLDING CO.
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2014                         $  1,185,366         08/01/06        1,131,270        1,155,652
Common Stock (B)                                                     165 shs.         08/01/06          164,634           52,397
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                  55 shs.         08/01/06           49,390           17,451
                                                                                                   ------------     ------------
                                                                                                      1,345,294        1,225,500
                                                                                                   ------------     ------------
SUNDANCE INVESTCO LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A (B)                         3,405 shs.         03/31/10             --               --
                                                                                                   ------------     ------------
SYNTERACT HOLDINGS CORPORATION
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14.5% Senior Subordinated Note due 2016                          $  1,381,270         09/02/08        1,298,257        1,395,083
Redeemable Preferred Stock Series A (B)                              678 shs.         09/02/08            6,629              144
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                               6,778 shs.         09/02/08           59,661             --
                                                                                                   ------------     ------------
                                                                                                      1,364,547        1,395,227
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
24

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
T H I ACQUISITION, INC.
A machine servicing company providing value-added steel services to long steel products.
12% Senior Subordinated Note due 2016                            $  1,350,000         01/14/08     $  1,276,383     $  1,080,000
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                   5 shs.         01/14/08           46,617             --
                                                                                                   ------------     ------------
                                                                                                      1,323,000        1,080,000
                                                                                                   ------------     ------------
TELECORPS HOLDINGS, INC.
A provider of equipment and services to producers of television shows and motion pictures.
12.75% Senior Subordinated Note due 2016                         $  1,681,677                *        1,474,695        1,429,425
Common Stock (B)                                                     143 shs.         09/02/09            5,823             --
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                               4,187 shs.                *          173,349             --
                                                                                                   ------------     ------------
* 05/20/09 and 09/02/09.                                                                              1,653,867        1,429,425
                                                                                                   ------------     ------------
TERRA RENEWAL LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014                            $    664,062                *          639,934          542,358
6.79% Term Note due 2012 (C)                                     $    779,834                *          777,110          730,217
8.75% Term Note due 2012 (C)                                     $        830                *              830              777
Limited Partnership Interest of
  Saw Mill Capital Fund V, LLC (B)                                 2.27% int.               **           85,245             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  41 shs.         04/28/06           33,738             --
                                                                                                   ------------     ------------
* 04/28/06 and 09/13/06. ** 03/01/05 and 10/10/08.                                                    1,536,857        1,273,352
                                                                                                   ------------     ------------
TORRENT GROUP HOLDINGS, INC.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
14.5% Senior Subordinated Note due 2013 (D)                      $  1,185,366         10/26/07        1,113,016             --
Series B Preferred Stock (B)                                          97 shs.         03/31/10             --               --
Common Stock (B)                                                     273 shs.         03/31/10          219,203             --
                                                                                                   ------------     ------------
                                                                                                      1,332,219             --
                                                                                                   ------------     ------------
TOTAL E & S, INC.
A manufacturer of a wide variety of equipment used in the oil and gas industry.
10.5% Senior Secured Term Note due 2013                          $    486,487         03/02/07          479,190          462,163
13% Senior Subordinated Note due 2014 (D)                        $    341,971         03/02/07          280,347          170,986
                                                                                                   ------------     ------------
                                                                                                        759,537          633,149
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              25

September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TRANSPAC HOLDING COMPANY
A designer, importer, and wholesaler of home decor and seasonal gift products.
14% Senior Subordinated Note due 2015 (D)                        $    938,651         10/31/07     $    873,498     $    891,718
Common Stock (B)                                                     110 shs.         10/31/07          110,430            6,236
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  50 shs.         10/31/07           46,380            2,816
                                                                                                   ------------     ------------
                                                                                                      1,030,308          900,770
                                                                                                   ------------     ------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
12% Senior Subordinated Note due 2014                            $    918,000         08/31/05          893,993          918,000
Common Stock (B)                                                     571 shs.                *          570,944          838,662
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  46 shs.         08/31/05           41,021           66,836
                                                                                                   ------------     ------------
* 08/31/05 and 04/30/07.                                                                              1,505,958        1,823,498
                                                                                                   ------------     ------------
TRANZONIC COMPANIES (THE)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2010                            $  1,356,000         02/05/98        1,340,791        1,356,000
Common Stock (B)                                                     315 shs.         02/04/98          315,000          363,099
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                 222 shs.         02/05/98          184,416          255,899
                                                                                                   ------------     ------------
                                                                                                      1,840,207        1,974,998
                                                                                                   ------------     ------------
TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flatbed bodies, landscape bodies and other accessories.
8% Senior Subordinated Note due 2011 (D)                         $  1,222,698                *        1,133,973        1,100,428
Preferred Stock Series B (B)                                         128 shs.         10/20/08          127,677             --
Common Stock (B)                                                     393 shs.                *          423,985             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  81 shs.                *           84,650             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 558 shs.         10/20/08             --               --
                                                                                                   ------------     ------------
* 07/19/05 and 12/22/05.                                                                              1,770,285        1,100,428
                                                                                                   ------------     ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                               3,060 shs.         04/11/03           36,032              578
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
26

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
U M A ENTERPRISES, INC.
An importer and wholesaler of home decor products.
15% Senior Subordinated Note due 2015                            $    952,932         02/08/08     $    932,336     $    952,338
Convertible Preferred Stock (B)                                      470 shs.         02/08/08          469,565          277,998
                                                                                                   ------------     ------------
                                                                                                      1,401,901        1,230,336
                                                                                                   ------------     ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
14.5% Senior Subordinated Note due 2012                          $    996,500         04/30/04          960,332          946,675
14.5% PIK Note due 2012                                          $    221,640         10/06/09          196,646          210,558
Common Stock (B)                                                      96 shs.         04/30/04           96,400           29,782
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 122 shs.         04/30/04          112,106           37,692
                                                                                                   ------------     ------------
                                                                                                      1,365,484        1,224,707
                                                                                                   ------------     ------------
VISIONEERING, INC.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013                          $    458,824         05/17/07          451,942          455,356
13% Senior Subordinated Note due 2014                            $    370,588         05/17/07          340,367          366,123
18% PIK Convertible Preferred Stock (B)                           21,361 shs.         03/13/09           41,440             --
Common Stock (B)                                                  70,588 shs.         05/17/07           70,588             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              20,003 shs.         05/17/07           31,460             --
                                                                                                   ------------     ------------
                                                                                                        935,797          821,479
                                                                                                   ------------     ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
10% Senior Subordinated PIK Note due 2011                        $     89,626         10/29/09           83,079           85,145
5% Senior Subordinated PIK Note due 2011 (D)                     $    450,000         06/30/07          392,576          427,500
Class B Unit (B)                                                 406,525 uts.         10/29/09          184,266             --
Class C Unit (B)                                                 450,000 uts.         10/29/09          413,244          208,141
Limited Liability Company Unit Class A (B)                       383,011 uts.                *          229,353             --
Limited Liability Company Unit Class B (B)                        96,848 uts.         07/19/04           96,848             --
                                                                                                   ------------     ------------
* 07/19/04 and 10/29/09.                                                                              1,399,366          720,786
                                                                                                   ------------     ------------
WELLBORN FOREST HOLDING CO.
A manufacturer of semi-custom kitchen and bath cabinetry.
14.13% Senior Subordinated Note due 2014                         $    911,250         11/30/06          858,237          865,688
Common Stock (B)                                                     101 shs.         11/30/06          101,250           30,704
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  51 shs.         11/30/06           45,790           15,329
                                                                                                   ------------     ------------
                                                                                                      1,005,277          911,721
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              27

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
WHEATON HOLDING CORPORATION
A distrtibutor and manufacturer of laboratory supply products and packaging.
13% Senior Subordinated Note due 2017                            $  1,000,000         06/08/10     $    911,591     $  1,016,848
Preferred Stock Series B (B)                                         703 shs.         06/08/10           70,308                7
Common Stock (B)                                                     353 shs.         06/08/10              353                4
                                                                                                   ------------     ------------
                                                                                                        982,252        1,016,859
                                                                                                   ------------     ------------
WORKPLACE MEDIA HOLDING CO.
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015 (D)                        $    613,692         05/14/07          569,649          429,584
Limited Partnership Interest (B)                                  12.26% int.         05/14/07           61,308             --
Warrant, exercisable until 2015, to purchase
  common stock at $.02 per share (B)                                  47 shs.         05/14/07           44,186             --
                                                                                                   ------------     ------------
                                                                                                        675,143          429,584
                                                                                                   ------------     ------------
XALOY SUPERIOR HOLDINGS, INC.
A provider of melt processing components and ancillary equipment for both plastic injection molding and extrusion applications.
15.5% Senior Subordinated Note due 2015 (D)                      $  1,229,741         09/08/08        1,203,288          983,793
Common Stock (B)                                                     150 shs.         09/08/08          150,000             --
                                                                                                   ------------     ------------
                                                                                                      1,353,288          983,793
                                                                                                   ------------     ------------

TOTAL PRIVATE PLACEMENT INVESTMENTS (E)                                                             115,205,680      103,182,218
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
28

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal                     Market
CORPORATE RESTRICTED SECURITIES:(A)(Continued)      Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
RULE 144A SECURITIES - 2.90%:

BONDS - 2.90%
Appleton Papers, Inc.                             11.250%    12/15/15   $    252,000  $    250,000  $    189,000
ArcelorMittal                                      6.125     06/01/18        500,000       519,176       540,758
C C O Holdings LLC                                 7.250     10/30/17        350,000       350,000       354,813
Cenveo Corporation                                10.500     08/15/16         45,000        45,000        46,012
Coffeyville Resources LLC                          9.000     04/01/15         70,000        69,658        73,850
CompuCom Systems, Inc.                            12.500     10/01/15        670,000       653,060       718,575
G F S I, Inc. (C)                                 10.500     06/01/11        358,000       343,948       358,000
Gannett Company, Inc.                              9.375     11/15/17         60,000        59,149        65,700
International Lease Finance Corporation            8.625     09/15/15         75,000        73,895        80,250
Lyondell Chemical Co.                              8.000     11/01/17        100,000       100,000       109,125
Magnachip Semiconductor                           10.500     04/15/18         95,000        95,245        98,562
NBC Universal                                      5.150     04/30/20        500,000       499,295       536,407
Sinclair Television Group, Inc.                    9.250     11/01/17        200,000       194,970       214,500
ViaSystems, Inc.                                  12.000     01/15/15        100,000        96,793       110,000
                                                                                      ------------  ------------
  TOTAL BONDS                                                                            3,350,189     3,495,552
                                                                                      ------------  ------------

CONVERTIBLE PREFERRED STOCK - 0.00%
ETEX Corporation (B)                                                             194           179          --
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE PREFERRED STOCK                                                            179          --
                                                                                      ------------  ------------
PREFERRED STOCK - 0.00%
TherOX, Inc. (B)                                                                  26         1,032          --
                                                                                      ------------  ------------
  TOTAL PREFERRED STOCK                                                                      1,032          --
                                                                                      ------------  ------------
COMMON STOCK - 0.00%
Nortek, Inc. (B)                                                                 100             1         3,905
Touchstone Health Partnership (B)                                                292         1,062          --
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                         1,063         3,905
                                                                                      ------------  ------------

  TOTAL RULE 144A SECURITIES                                                             3,352,463     3,499,457
                                                                                      ------------  ------------

TOTAL CORPORATE RESTRICTED SECURITIES                                                 $118,558,143  $106,681,675
                                                                                      ------------  ------------

----------------------------------------------------------------------------------------------------------------
                                                                                                              29

September 30, 2010
(Unaudited)

                                                  Interest     Due       Principal                    Market
CORPORATE PUBLIC SECURITIES - 15.81%: (A)           Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
BONDS - 15.35%
ACCO Brands Corporation                           10.625%    03/15/15   $     45,000  $     44,430  $     50,288
Affinia Group, Inc.                                9.000     11/30/14         25,000        24,250        25,750
Allegheny Technologies, Inc.                       9.375     06/12/19        500,000       520,626       604,286
Allied Waste NA                                    7.125     05/15/16        500,000       506,196       535,625
American General Finance Corporation               6.500     09/15/17        250,000       215,000       197,500
C R H America, Inc.                                5.300     10/15/13        500,000       418,430       536,692
Centurytel, Inc.                                   5.000     02/15/15        500,000       514,817       518,649
Citigroup, Inc.                                    5.500     04/11/13        500,000       437,890       536,422
Cytec Industries, Inc.                             8.250     11/15/19        600,000       603,676       754,972
Diversey, Inc.                                     8.950     07/01/17         45,000        44,627        48,150
Equifax, Inc.                                      4.450     12/01/14        500,000       516,460       532,611
Exide Corporation                                 10.500     03/15/13        250,000       252,240       255,625
GATX Corporation                                   4.750     05/15/15        500,000       512,612       531,693
Gencorp, Inc.                                      9.500     08/15/13        130,000       130,000       132,275
General Electric Capital Corporation               5.500     01/08/20        500,000       498,050       546,954
Goldman Sachs Group, Inc.                          4.750     07/15/13        500,000       418,645       536,822
Goodyear Tire & Rubber Co.                        10.500     05/15/16         50,000        48,219        56,625
Headwaters, Inc.                                  11.375     11/01/14         45,000        44,580        47,925
Intelsat Burmuda Ltd.                              9.250     06/15/16        690,000       713,577       733,125
International Game Technology                      7.500     06/15/19        500,000       499,720       594,210
International Lease Finance Corporation            5.875     05/01/13        500,000       448,188       500,000
Iron Mountain, Inc.                                8.750     07/15/18        500,000       512,068       530,625
J.C. Penney Company, Inc.                          7.950     04/01/17        500,000       554,735       561,250
Johnson Controls, Inc.                             5.500     01/15/16        500,000       398,125       566,589
Kraft Foods, Inc.                                  5.375     02/10/20        500,000       516,707       556,576
Manitowoc Company, Inc.                            7.125     11/01/13        100,000       100,000        99,750
Markwest Energy Operating Co.                      6.875     11/01/14         35,000        27,789        35,394
Masco Corporation                                  7.125     03/15/20        350,000       349,993       357,397
Morgan Stanley                                     5.500     01/26/20        500,000       497,305       513,925
Nortek, Inc.                                      11.000     12/01/13        100,444        98,956       106,722
Owens Corning, Inc.                                9.000     06/15/19         30,000        29,516        35,625
Pride International, Inc.                          6.875     08/15/20         30,000        30,000        32,475
Qwest Diagnostic, Inc.                             4.750     01/30/20        500,000       498,665       524,265
Rental Service Corporation                         9.500     12/01/14        175,000       175,617       181,343
Sealed Air Corporation                             7.875     06/15/17        500,000       492,897       541,690
Sheridan Acquisition Corporation                  10.250     08/15/11        225,000       222,001       223,031
Sprint Capital Corporation                         6.900     05/01/19        440,000       405,225       442,200
Teck Resources Ltd.                               10.750     05/15/19         30,000        28,605        37,779

----------------------------------------------------------------------------------------------------------------
30

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal                    Market
CORPORATE PUBLIC SECURITIES:(A)(Continued)          Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
The Valspar Corporation                            7.250%    06/15/19   $    500,000  $    501,383  $    610,202
Ticketmaster Entertainment, Inc.                  10.750     07/28/16        250,000       250,000       273,750
Time Warner Cable, Inc.                            5.000     02/01/20        500,000       489,790       535,463
Titan International, Inc.                          8.000     01/15/12         70,000        70,000        75,250
Tube City IMS Corporation                          9.750     02/01/15      1,000,000       988,790     1,020,000
Tyco International Group SA                        8.500     01/15/19        500,000       457,495       584,802
Tyco International Group SA                        6.550     10/01/17        125,000       124,996       166,202
United Components, Inc.                            9.375     06/15/13        535,000       535,085       544,364
Verso Paper Holdings LLC                           9.125     08/01/14        500,000       486,875       501,250
W P P Finance Corporation                          5.875     06/15/14        500,000       507,224       554,010
                                                                                      ------------  ------------
  TOTAL BONDS                                                                           16,762,075    18,488,128
                                                                                      ------------  ------------

COMMON STOCK - 0.46%
CKX, Inc. (B)                                                                 52,500       422,625       257,250
Directed Electronics, Inc. (B)                                               195,118       982,867       146,339
Intrepid Potash, Inc. (B)                                                        185         5,920         4,823
ITC^DeltaCom, Inc. (B)                                                        94,588       827,645       130,531
Rue21, Inc. (B)                                                                  350         6,650         9,034
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                     2,245,707       547,977
                                                                                      ------------  ------------

TOTAL CORPORATE PUBLIC SECURITIES                                                     $ 19,007,782  $ 19,036,105
                                                                                      ------------  ------------

TOTAL INVESTMENTS                                 104.37%                             $137,565,925  $125,717,780
                                                                                      ============  ------------
  Other Assets                                      6.44                                               7,762,852
  Liabilities                                     (10.81)                                            (13,020,585)
                                                  ------                                            ------------
TOTAL NET ASSETS                                  100.00%                                           $120,460,047
                                                  ======                                            ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.
(C) Variable rate security; rate indicated is as of 09/30/10.
(D) Defaulted security; interest not accrued.
(E) Illiquid security. As of September 30, 2010, the value of these securities amounted to $103,182,218 or
    85.66% of net assets.
PIK - Payment-in-kind

----------------------------------------------------------------------------------------------------------------
                                                                                                              31

September 30, 2010
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
AEROSPACE - 4.40%                                                      BUILDINGS & REAL ESTATE - 1.36%
A E Company, Inc.                              $    1,846,976          K W P I Holdings Corporation                   $    1,244,323
Gencorp, Inc.                                         132,275          Masco Corporation                                     357,397
P A S Holdco LLC                                    2,499,798          Owens Corning, Inc.                                    35,625
Visioneering, Inc.                                    821,479          TruStile Doors, Inc.                                      578
                                               --------------                                                         --------------
                                                    5,300,528                                                              1,637,923
                                               --------------                                                         --------------
AUTOMOBILE - 5.14%                                                     CHEMICAL, PLASTICS & RUBBER - 0.49%
Exide Corporation                                     255,625          Capital Specialty Plastics, Inc.                      587,055
Goodyear Tire & Rubber Co.                             56,625                                                         --------------
Jason, Inc.                                            25,509
Johnson Controls, Inc.                                566,589          CONSUMER PRODUCTS - 9.88%
Nyloncraft, Inc.                                      967,240          Aero Holdings, Inc.                                 1,971,104
Ontario Drive & Gear Ltd.                             420,038          Bravo Sports Holding Corporation                    1,322,001
Qualis Automotive LLC                               1,452,629          Custom Engineered Wheels, Inc.                      1,374,923
Titan International, Inc.                              75,250          G F S I, Inc.                                         358,000
Transtar Holding Company                            1,823,498          Johnson Diversey, Inc.                                 48,150
United Components, Inc.                               544,364          K N B Holdings Corporation                          1,515,304
                                               --------------          Manhattan Beachwear Holding Company                 1,011,769
                                                    6,187,367          Momentum Holding Co.                                  283,383
                                               --------------          R A J Manufacturing Holdings LLC                    1,399,823
BEVERAGE, DRUG & FOOD - 6.09%                                          Royal Baths Manufacturing Company                     643,003
Eatem Holding Company                               1,023,022          The Tranzonic Companies                             1,974,998
F F C Holding Corporation                             990,096                                                         --------------
Golden County Foods Holding, Inc.                   1,207,177                                                             11,902,458
Hospitality Mints Holding Company                   1,119,209                                                         --------------
Kraft Foods, Inc.                                     556,576          CONTAINERS, PACKAGING & GLASS - 3.95%
L H D Europe Holding, Inc.                             12,825          Flutes, Inc.                                          262,396
Spartan Foods Holding Company                       1,022,078          Maverick Acquisition Company                          326,256
Specialty Commodities, Inc.                         1,399,428          P I I Holding Corporation                           1,646,820
                                               --------------          Paradigm Packaging, Inc.                            1,264,772
                                                    7,330,411          Sealed Air Corporation                                541,690
                                               --------------          Vitex Packaging Group, Inc.                           720,786
BROADCASTING & ENTERTAINMENT - 2.39%                                                                                  --------------
C C O Holdings LLC                                    354,813                                                              4,762,720
CKX, Inc.                                             257,250                                                         --------------
NBC Universal                                         536,407          DISTRIBUTION - 1.81%
Sinclair Television Group, Inc.                       214,500          Duncan Systems, Inc.                                  842,962
Time Warner Cable, Inc.                               535,463          F C X Holdings Corporation                          1,337,944
WPP Finance Corporation                               554,010                                                         --------------
Workplace Media Holding Co.                           429,584                                                              2,180,906
                                               --------------                                                         --------------
                                                    2,882,027
                                               --------------


------------------------------------------------------------------------------------------------------------------------------------
32

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE,                                              ELECTRONICS - 1.09%
MANUFACTURING - 9.33%                                                  Barcodes Group, Inc.                           $      779,360
A H C Holdings Company, Inc.                   $    1,567,332          Connecticut Electric, Inc.                            385,526
Arrow Tru-Line Holdings, Inc.                         853,187          Directed Electronics, Inc.                            146,339
C D N T, Inc.                                         784,045                                                         --------------
Headwaters, Inc.                                       47,925                                                              1,311,225
K P I Holdings, Inc.                                1,059,456                                                         --------------
MEGTEC Holdings, Inc.                               1,129,821          FINANCIAL SERVICES - 2.86%
Milwaukee Gear Company                              1,121,539          American General Finance Corporation                  197,500
Nortek, Inc.                                          110,627          Citigroup, Inc.                                       536,422
O E C Holding Corporation                             506,546          GATX Corporation                                      531,693
Postle Aluminum Company LLC                         1,968,356          General Electric Capital Corporation                  546,954
Truck Bodies & Equipment International              1,100,428          Goldman Sachs Group, Inc.                             536,822
Xaloy Superior Holdings, Inc.                         983,793          Highgate Capital LLC                                     --
                                               --------------          International Lease Finance Corporation               580,250
                                                   11,233,055          Morgan Stanley                                        513,925
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE, SERVICE - 12.94%                                                                                 3,443,566
A S C Group, Inc.                                   1,380,701                                                         --------------
A W X Holdings Corporation                            315,000          HEALTHCARE, EDUCATION & CHILDCARE - 4.22%
ACCO Brands Corporation                                50,288          American Hospice Management Holding LLC             2,152,153
Advanced Technologies Holdings                      1,456,151          F H S Holdings LLC                                       --
Affinia Group, Inc.                                    25,750          Qwest Diagnostic, Inc.                                524,265
Apex Analytix Holding Corporation                   1,401,005          Synteract Holdings Corporation                      1,395,227
Associated Diversified Services                       694,419          Touchstone Health Partnership                            --
C R H America, Inc.                                   536,692          Wheaton Holdings Corporation                        1,016,859
Clough, Harbour and Associates                      1,441,508                                                         --------------
Crane Rental Corporation                            1,212,223                                                              5,088,504
Diversco, Inc./DHI Holdings, Inc.                     236,518                                                         --------------
Dwyer Group, Inc.                                     830,058          HOME & OFFICE FURNISHINGS, HOUSEWARES,
Equifax, Inc.                                         532,611          & DURABLE CONSUMER PRODUCTS - 8.62%
Insurance Claims Management, Inc.                     181,594          Connor Sport Court International, Inc.              1,384,051
Iron Mountain, Inc.                                   530,625          H M Holding Company                                   272,025
Mail Communications Group, Inc.                       710,209          Home Decor Holding Company                          1,302,169
Nesco Holdings Corporation                          1,577,069          Justrite Manufacturing Acquisition Co.                955,159
Northwest Mailing Services, Inc.                    1,726,849          K H O F Holdings, Inc.                                 99,511
Pearlman Enterprises, Inc.                               --            Monessen Holding Corporation                          884,856
Tyco International Group                              751,004          Stanton Carpet Holding Co.                          1,225,500
                                               --------------          Transpac Holdings Company                             900,770
                                                   15,590,274          U M A Enterprises, Inc.                             1,230,336
                                               --------------          U-Line Corporation                                  1,224,707
                                                                       Wellborn Forest Holding Co.                           911,721
                                                                                                                      --------------
                                                                                                                          10,390,805
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  33

September 30, 2010
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
LEISURE, AMUSEMENT, ENTERTAINMENT - 1.86%                              NATURAL RESOURCES - 2.29%
International Game Technology                  $      594,210          Appleton Papers, Inc.                          $      189,000
Savage Sports Holding, Inc.                         1,381,713          ArcelorMittal                                         540,758
Ticketmaster Entertainment, Inc.                      273,750          Cenveo Corporation                                     46,012
                                               --------------          Cytec Industries, Inc.                                754,972
                                                    2,249,673          Intrepid Potash, Inc.                                   4,823
                                               --------------          Lyondell Chemical Co.                                 109,125
MACHINERY - 7.26%                                                      The Valspar Corporation                               610,202
A S A P Industries LLC                                677,667          Verso Paper Holdings LLC                              501,250
Davis-Standard LLC                                  1,418,726                                                         --------------
E S P Holdco, Inc.                                  1,284,220                                                              2,756,142
M V I Holding, Inc.                                   634,794                                                         --------------
Manitowoc Company, Inc.                                99,750          OIL & GAS - 2.60%
Navis Global                                          572,660          Coffeyville Resources LLC                              73,850
NetShape Technologies, Inc.                           567,000          International Offshore Services LLC                 1,360,394
Pacific Consolidated Holdings LLC                     711,314          MBWS Ultimate Holdco, Inc.                          1,026,452
Power Services Holding Company                      1,254,854          Pride International, Inc.                              32,475
R E I Delaware Holding, Inc.                        1,363,095          Total E & S, Inc.                                     633,149
Safety Speed Cut Manufacturing Company, Inc.          164,253                                                         --------------
                                               --------------                                                              3,126,320
                                                    8,748,333                                                         --------------
                                               --------------          PHARMACEUTICALS - 1.23%
MEDICAL DEVICES/BIOTECH - 3.88%                                        CorePharma LLC                                      1,477,518
Coeur, Inc.                                           707,298                                                         --------------
E X C Acquisition Corporation                          40,585          PUBLISHING/PRINTING - 0.24%
ETEX Corporation                                         --            Gannett Company, Inc.                                  65,700
MedSystems Holdings LLC                               702,780          Sheridan Acquisition Corporation                      223,031
MicroGroup, Inc.                                    1,208,526                                                         --------------
OakRiver Technology, Inc.                             608,874                                                                288,731
Precision Wire Holding Company                      1,405,947                                                         --------------
TherOX, Inc.                                             --            RETAIL STORES - 0.72%
                                               --------------          J. C. Penney Company, Inc.                            561,250
                                                    4,674,010          Olympic Sales, Inc.                                   113,273
                                               --------------          Rental Service Corporation                            181,343
MINING, STEEL, IRON & NON-PRECIOUS                                     Rue21, Inc.                                             9,034
METALS - 2.28%                                                                                                        --------------
Allegheny Technology, Inc.                            604,286                                                                864,900
T H I Acquisition, Inc.                             1,080,000                                                         --------------
Teck Resources, Ltd.                                   37,779          TECHNOLOGY - 2.62%
Tube City IMS Corporation                           1,020,000          Compucom Systems, Inc.                                718,575
                                               --------------          Magnachip Semiconductor                                98,562
                                                    2,742,065          Sencore Holding Company                               794,423
                                               --------------          Smart Source Holdings LLC                           1,438,198
                                                                       ViaSystems, Inc.                                      110,000
                                                                                                                      --------------
                                                                                                                           3,159,758
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
34

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2010
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
TELECOMMUNICATIONS - 3.29%
All Current Holding Company                    $      703,205
Centurytel, Inc.                                      518,649
Intelsat Bermuda Ltd.                                 733,125
ITC^DeltaCom, Inc.                                    130,531
Spirit Capital Corporation                            442,200
Sundance Investco LLC                                    --
Telecorps Holdings, Inc.                            1,429,425
                                               --------------
                                                    3,957,135
                                               --------------
TRANSPORTATION - 0.0%
NABCO, Inc.                                              --
                                               --------------
UTILITIES - .03%
Markwest Energy Operating Co.                          35,394
                                               --------------
WASTE MANAGEMENT / POLLUTION - 1.50%
Allied Waste NA                                       535,625
Terra Renewal LLC                                   1,273,352
Torrent Group Holdings, Inc.                             --
                                                    1,808,977
                                               --------------

TOTAL INVESTMENTS - 104.37%                    $  125,717,780
                                               ==============











See Notes to Consolidated Financial Statements
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  35

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(UNAUDITED)

1. HISTORY
   MassMutual   Participation   Investors  (the  "Trust")  was  organized  as  a
   Massachusetts   business   trust  under  the  laws  of  the  Commonwealth  of
   Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

   The Trust is a diversified closed-end management investment company. Babson Capital Management LLC ("Babson Capital"), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust's principal investments are privately placed, below-investment grade, long-term debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as common stock, warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay capital. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

   On January 27, 1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary of the Trust ("MMPI Subsidiary Trust") for the purpose of holding certain investments. The results of the MMPI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the federal tax consequences of the MMPI Subsidiary Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

   A. VALUATION OF INVESTMENTS:
   Valuation of a security in the Trust's portfolio is made on the basis of the market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities." Generally speaking, as contrasted with open-market sales of unrestricted securities, which may be effected immediately if the market is adequate, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act") or pursuant to a transaction that is exempt from registration under the 1933 Act. The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees (the "Trustees"). Each restricted security is valued by the Trustees at the time of its acquisition and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of a security held by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the 1933 Act and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Trustees meet at least once each quarter to approve the value of the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In making valuations,
--------------------------------------------------------------------------------
36

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MassMutual Participation Investors
(UNAUDITED)

   the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the relevant factors referred to above. Babson Capital has agreed to provide such reports to the Trust at least quarterly.

   The consolidated financial statements include private placement restricted securities valued at $103,182,218 (85.66% of net assets) as of September 30, 2010 whose values have been estimated by the Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for Rule 144A restricted securities and corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of September 30, 2010, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

   In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("U.S. GAAP"), the Trust discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

      Level 1: quoted prices in active markets for identical securities

      Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3: significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


The following is a summary of the inputs used to value the Trust's net assets as of September 30, 2010:

ASSETS:                     TOTAL        LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------
 Restricted Securities
  Corporate Bonds         $90,563,786     $   --     $3,495,552    $87,068,234
  Common Stock - U.S.       8,377,394         --          3,905      8,373,489
  Preferred Stock           3,546,788         --             --      3,546,788
  Partnerships and LLCs     4,193,707         --             --      4,193,707
Public Securities
  Corporate Bonds          18,488,128         --     18,488,128             --
  Common Stock - U.S.         547,977     547,977            --             --
  Preferred Stock                  --         --             --             --
Short-term Securities              --         --             --             --
--------------------------------------------------------------------------------
TOTAL                     $125,717,780   $547,977   $21,987,585   $103,182,218

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                                                                              UNREALIZED
                                            TOTAL GAINS       PURCHASES,                                    GAINS & LOSSES
                           BEGINNING         OR LOSSES    SALES, ISSUANCES    TRANSFERS IN       ENDING      IN NET INCOME
                            BALANCE         (REALIZED/     & SETTLEMENTS        AND/OR         BALANCE AT     FROM ASSETS
ASSETS:                  AT 12/31/2009      UNREALIZED)         (NET)        OUT OF LEVEL 3    09/30/2010      STILL HELD
------------------------------------------------------------------------------------------------------------------------------------
 Restricted Securities
  Corporate Bonds         $81,465,949       $3,337,086       $2,265,199          $    --       $87,068,234     $2,187,864
  Common Stock - U.S.       7,767,378        1,138,392         (532,281)                         8,373,489      1,329,343
  Preferred Stock           3,468,130        1,319,134       (1,240,476)                         3,546,788        156,498
  Partnerships and LLCs     3,536,247        1,472,509         (815,049)                         4,193,707        924,338
------------------------------------------------------------------------------------------------------------------------------------
                          $96,237,704       $7,267,121       $ (322,607)         $    --      $103,182,218     $4,598,043
====================================================================================================================================
                                                                                                                                  37

(UNAUDITED)

   B. ACCOUNTING FOR INVESTMENTS:
   Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   Realized   gains   and  losses  on  investment  transactions  and  unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

   C. USE OF ESTIMATES:
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   D. FEDERAL INCOME TAXES:
   The Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that Trustees either designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon, or distribute all or a portion of such net gains.

   The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMPI Subsidiary Trust (described in Footnote 1 above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

   The MMPI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the MMPI Subsidiary Trust, all of the MMPI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. As of September 30, 2010, the MMPI Subsidiary Trust has a deferred tax liability of $333,717.

   Beginning with the 2009 annual financial statements, the Trust recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and precedents. If this threshold is met, the Trust measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Trust has evaluated and determined that the tax positions did not have a material effect on the Trust's financial position and results of operations for the nine months ended September 30, 2010.

   E. DISTRIBUTIONS TO SHAREHOLDERS:
   The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the exdividend date. The Trust's net investment income dividend is declared four times per year, in April, July, October, and December. The Trust's net realized capital gain distribution, if any, is declared in December.

   F. EXPENSE REDUCTION:
   Citibank, N.A. ("Citibank") serves as custodian to the Trust. Pursuant to the custodian agreement, Citibank receives a fee reduced by credits on cash balances the Trust maintains with Citibank. All credit balances, if any, used to reduce the Trust's custodian fees are reported as fees paid indirectly on the Statement of Operations. For the nine months ended September 30, 2010, there were no credit balances used to reduce custodian fees.

3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES CONTRACT

   A. SERVICES:
   Under an Investment Advisory and Administrative Services Contract (the "Contract") with the Trust, Babson Capital has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the Contract, Babson Capital also provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.
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
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS MassMutual Participation Investors (CONTINUED)
(UNAUDITED)

   B. FEE:
   For its services under the Contract, Babson Capital is paid a quarterly investment advisory fee equal to 0.225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to 0.90% on an annual basis. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust's net assets as of such day.

4. SENIOR SECURED INDEBTEDNESS
   MassMutual holds the Trust's $12,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended, is due December 13, 2011 and accrues interest at 5.80% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the nine months ended September 30, 2010, the Trust incurred total interest expense on the Note of $522,000.

   The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

5. PURCHASES AND SALES OF INVESTMENTS

                                                       FOR THE NINE
                                                       MONTHS ENDED
                                                        09/30/2010
                                                        ----------

                                                                    PROCEEDS
                                                   COST OF            FROM
                                                 INVESTMENTS        SALES OR
                                                   ACQUIRED        MATURITIES
                                                   --------        ----------

   Corporate restricted securities               $13,486,125      $13,634,177
   Corporate public securities                     7,019,906        2,012,731

   The aggregate cost of investments is substantially the same for financial reporting and Federal income tax purposes as of September 30, 2010. The net unrealized depreciation of investments for financial reporting and Federal tax purposes as of September 30, 2010 is $11,848,145 and consists of $12,106,802 appreciation and $23,954,947 depreciation.

6. QUARTERLY RESULTS OF INVESTMENT OPERATIONS

                                                      MARCH 31, 2010
                                                  AMOUNT          PER SHARE
                                                  ------          ---------
   Investment income                           $2,911,112
   Net investment income                        2,361,286           $ 0.24
   Net realized and unrealized
    gain on investments (net of taxes)            142,746             0.01

                                                       JUNE 30, 2010
                                                  AMOUNT          PER SHARE
                                                  ------          ---------
   Investment income                           $3,007,150
   Net investment income                        2,444,394           $ 0.24
   Net realized and unrealized
    gain on investments (net of taxes)          3,134,736             0.32

                                                     SEPTEMBER 30, 2010
                                                  AMOUNT          PER SHARE
                                                  ------          ---------
   Investment income                           $3,102,390
   Net investment income                        2,512,502           $ 0.25
   Net realized and unrealized
    gain on investments (net of taxes)          5,301,577             0.53

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40
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                                              MassMutual Participation Investors

MEMBERS OF THE BOARD OF TRUSTEES

Donald Glickman

Robert E. Joyal

William J. Barrett

Michael H. Brown*

Donald E. Benson*

Dr. Corine T. Norgaard*

Clifford M. Noreen

Martin T. Hart

Maleyne M. Syracuse

*Member of the Audit Committee

OFFICERS

Clifford M. Noreen
Chairman

Michael L. Klofas
President

James M. Roy
Vice President & Chief
Financial Officer

Patricia J. Walsh
Vice President, Secretary
& Chief Legal Officer

Jill A. Fields
Vice President

Michael P. Hermsen
Vice President

Mary Wilson Kibbe
Vice President

Richard E. Spencer, II
Vice President

Daniel J. Florence
Treasurer

John T. Davitt, Jr.
Comptroller

Melissa M. LaGrant
Chief Compliance Officer

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

MassMutual Participation Investors offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan"). The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by Shareholder Financial Services Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distributions.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment.

When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The  reinvestment  of  dividends  does  not,  in  anyway,  relieve participating shareholders  of  any  Federal,  state  or  local  tax.  For  Federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains. As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Transfer Agent for MassMutual Participation Investors' Dividend Reinvestment and Cash Purchase Plan, P.O. Box 173673, Denver, CO 80217-3673.

MASSMUTUAL
PARTICIPATION INVESTORS

































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